Prudential Government Money Market Fund, Inc.
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - Prudential Government Money Market Fund, Inc. - USD ($)	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fee	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	[1]
[1]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prudential Government Money Market Fund, Inc.		Class A	Class B	Class C	Class Z
Management fees		0.32%	0.32%	0.32%	0.32%
Distribution and service (12b-1) fees		0.125%	none	none	none
Other expenses	[1]	0.22%	0.42%	0.35%	0.12%
Total annual Fund operating expenses		0.665%	0.74%	0.67%	0.44%
[1]	Other expenses are based on estimates.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example - Prudential Government Money Market Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	68	213	370	828
Class B	76	237	411	918
Class C	68	214	373	835
Class Z	45	141	246	555

Expense Example, No Redemption - Prudential Government Money Market Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	68	213	370	828
Class B	76	237	411	918
Class C	68	214	373	835
Class Z	45	141	246	555

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are fully collaterized with cash or government securities. Government securities include US Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities. The Fund has a policy to invest under normal conditions 80% of its net assets in government securities and/or repurchase agreements that are collaterized by government securities. The Fund seeks to maintain a stable net asset value of $1 per share. The Fund will invest only in securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulations. The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Adjustable and Floating Rate Securities Risk. The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Prepayment Risk. The Fund may invest in mortgage-related securities, which are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities.

Repurchase Agreements Risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1 share price.

Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

US Government and Agency Securities Risk. US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, Connecticut Avenue Securities issued by Fannie Mae and Structured Agency Credit Risk issued by Freddie Mac carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some US Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the US Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In 2008, Fannie Mae and Freddie Mac were placed into a conservatorship under the Federal Housing Finance Agency. However, there can be no assurance that the US Government will support these or other government-sponsored enterprises in the future.

Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in foreign and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance.
The following bar chart shows the Fund's performance for Class A shares for the last 10 calendar years. The following table shows the average annual returns of each of the Fund’s share classes. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Prior to March 30, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that as a government money market fund, the Fund no longer holds.  Consequently, the performance information below may have been different if the current investment limitations had been in effect prior to the Fund’s conversion to a government money market fund.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class A Shares)[1]
[1]	Without the management fee waiver and/or expense reimbursement and the distribution and service (12b-1) fee waiver, the annual returns would have been lower. The return for Class A shares from January 1, 2017 to June 30, 2017 was 0.03%.

Best Quarter:		Worst Quarter:
1.25%	3rd Quarter 2007	0.003%	2nd Quarter 2014

Average Annual Total Returns % (as of 12-31-16)[1]
Average Annual Total Returns - Prudential Government Money Market Fund, Inc.		One Year	Five Years	Ten Years
Class A shares	[1]	0.02%	0.01%	0.77%
Class B shares	[1]	0.02%	0.01%	0.80%
Class C shares	[1]	0.02%	0.01%	0.80%
Class Z shares	[1]	0.02%	0.01%	0.80%
[1]	The Fund's returns and yields are after deduction of expenses.

7 Day Current Yield % (as of 12-31-16)[1]
Average Annual Total Returns - Prudential Government Money Market Fund, Inc.	7 Day Current Yield % [1]
Class A shares	0.01%
Class B shares	0.01%
Class C shares	0.01%
Class Z shares	0.01%
[1]	The Fund's returns and yields are after deduction of expenses.